UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 152.7%

Security	Principal Amount (000’s omitted)	Value
Education — 20.9%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,360,564
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	250	257,302
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	253,398
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	223,788
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,872,690
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	677,760
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,698,196
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,272,430
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,365,798
Rutgers State University, 5.00%, 5/1/33	1,000	1,106,460
Rutgers State University, 5.00%, 5/1/39	2,900	3,111,381

		$13,199,767

Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	$865	$619,556

		$619,556

Escrowed/Prerefunded — 2.8%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,415	1,743,421

		$1,743,421

General Obligations — 7.9%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$345,488
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,082,656
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,008,928
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	557,845

		$4,994,917

Hospital — 22.2%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$1,335	$1,350,059
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	675,344
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,412,057
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,156,650
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	645	744,349
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	676,904
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	253,670
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,141,433
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,458,593
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,160,323

		$14,029,382

Security	Principal Amount (000’s omitted)	Value
Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$595	$598,207
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,050	1,059,828

		$1,658,035

Industrial Development Revenue — 5.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$49,350
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	132,286
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	728,265
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	246,642
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,404,704

		$3,561,247

Insured-Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$121,299
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	426,854
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	516,525

		$1,064,678

Insured-Gas Utilities — 6.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,763,905

		$3,763,905

Insured-General Obligations — 5.2%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,074,185
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,369,320
Paterson, (BAM), 5.00%, 1/15/26	750	829,267

		$3,272,772

Insured-Hospital — 5.5%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$83,696
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	237,402
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	750	803,392
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	385	398,633
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	517,705
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,453,485

		$3,494,313

Insured-Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,022,935

		$2,022,935

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,676,220
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,192,590

		$2,868,810

Insured-Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	$1,000	$1,022,040

		$1,022,040

Insured-Special Tax Revenue — 12.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,592,207
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,591,696
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,147,360
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	256,197

		$7,587,460

Insured-Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,362,165

		$2,362,165

Insured-Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$343,514

		$343,514

Lease Revenue/Certificates of Participation — 5.8%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,612,695
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,761,557
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	282,975

		$3,657,227

Other Revenue — 5.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$337,843
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,139,144
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	520,730
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	691,983

		$3,689,700

Senior Living/Life Care — 4.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$479,755
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	786,409
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	766,067
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	643,608

		$2,675,839

Special Tax Revenue — 2.9%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,319
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	176,384

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$750	$614,490
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	405,965
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	550,685

		$1,849,843

Student Loan — 5.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.189%, 6/1/36(1) (2) (3)	$2,500	$2,524,950
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	707,595

		$3,232,545

Transportation — 19.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,123,462
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,131,980
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,150,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,075,608
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	283,065
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	604,831
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,858,948
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,177,542

		$12,406,136

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,399,083

		$1,399,083

Total Tax-Exempt Municipal Securities — 152.7% (identified cost $91,730,012)		$96,519,290

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$934,220

Total Taxable Municipal Securities — 1.5% (identified cost $989,079)		$934,220

Total Investments — 154.2% (identified cost $92,719,091)		$97,453,510

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.9)%		$(33,425,495)

Other Assets, Less Liabilities — (1.3)%		$(827,247)

Net Assets Applicable to Common Shares — 100.0%		$63,200,768

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 28.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 10.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $524,950.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2014.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	AggregateCost	Value	Net Unrealized Depreciation
6/14	70 U.S. Long Treasury Bond	Short	$(9,183,544)	$(9,314,375)	$(130,831)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $130,831.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,906,508

Gross unrealized appreciation	$6,285,324
Gross unrealized depreciation	(1,518,322)

Net unrealized appreciation	$4,767,002

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$96,519,290	$—	$96,519,290
Taxable Municipal Securities	—	934,220	—	934,220
Total Investments	$—	$97,453,510	$—	$97,453,510

Liability Description
Futures Contracts	$(130,831)	$—	$—	$(130,831)
Total	$(130,831)	$—	$—	$(130,831)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014